Offerings - Offering: 1	Nov. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock, par value $0.001 per share
Amount Registered | shares	442,899
Proposed Maximum Offering Price per Unit	2.5750
Maximum Aggregate Offering Price	$ 1,140,464.93
Fee Rate	0.0087%
Amount of Registration Fee	$ 99.23
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) of the Securities Act. The proposed maximum offering price per share is based on the average of the high and the low prices per share of Common Stock as reported on The Nasdaq Capital Market on November 5, 2026, which date is within five business days prior to the filing of this Registration Statement. Consists of 442,899 shares of Common Stock issued by the Company in a private placement to Endeavor Blockchain, LLC.

Pursuant to Rule 416 under the Securities Act, the securities registered hereby also include an indeterminate number of additional securities as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations, or other similar transactions.